Noncontrolling Interest (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Oct. 31, 2011	Dec. 31, 2011
Equity interest in Smarsh, Inc.	60.00%
Noncontrolling interest, percentage	40.00%	40.00%
Contingent purchase price of the remaining shares of partially owned subsidiary		$ 22
Redeemable noncontrolling interest, percentage		20.00%
Remaining noncontrolling interest presented within equity, percentage		20.00%
Carrying amount of the redeemable noncontrolling interest		22
Adjustment of redeemable noncontrolling interest to redemption value		$ 8.2
Smarsh, Inc. [Member]
Equity interest in Smarsh, Inc.	60.00%
Noncontrolling interest, percentage	40.00%
Redeemable noncontrolling interest, percentage	20.00%
Remaining noncontrolling interest presented within equity, percentage	20.00%